Share-Based Payment - Schedule of RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of RSU Activity [Line Items]
Weighted Average Grant Date Fair Value, Nonvested beginning balance	$ 16.65	$ 32.14
Weighted Average Grant Date Fair Value, Granted	8.79	13.44
Weighted Average Grant Date Fair Value, Vested	18.17	19.05
Weighted Average Grant Date Fair Value, Forfeited	14.79	37.35
Weighted Average Grant Date Fair Value, Nonvested ending balance	$ 18.18	$ 16.65
Restricted Common Stock [Member]
Schedule of RSU Activity [Line Items]
Number of Shares, Nonvested beginning balance	221,346	66,791
Number of Shares, Granted	10,614	250,584
Number of Shares, Vested	(168,010)	(92,704)
Number of Shares, Forfeited	(34,511)	(3,325)
Number of Shares, Nonvested ending balance	29,439	221,346